Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents	$ 696,089	$ 226,045	$ 192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,516	1,716
Long-term investments - warrants held	560	1,536
Convertible note receivable	0	17,086
Long-term investments - common shares held	255,535	59,941	$ 196,241
Trade receivables from sales of cobalt	6,642	9,488
Refundable deposit - 777 PMPA	8,073	0
Other accounts receivable	1,029	373
Financial liabilities
Accounts payable and accrued liabilities	12,570	13,939
Pension liability	3,524	2,685
Total financial liabilities	16,094	16,624
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	696,089	226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,516	1,716
Long-term investments - warrants held	560	1,536
Convertible note receivable		17,086
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	255,535	59,941
Financial assets at amortized cost, category [member]
Financial assets
Non-revolving term loan		816
Trade receivables from sales of cobalt	6,642	9,488
Refundable deposit - 777 PMPA	8,073
Total financial assets	970,444	317,001
Financial liabilities
Accounts payable and accrued liabilities	12,570	13,939
Pension liability	$ 3,524	$ 2,685